Registration No. 333-17639
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                        POST-EFFECTIVE AMENDMENT NO. 4 TO


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


       SEPARATE ACCOUNT FP
                of
     THE EQUITABLE LIFE ASSURANCE                 Edward D. Miller, President
        SOCIETY OF THE UNITED STATES     The Equitable Life Assurance Society of
      (Exact Name of Trust)                           the United States
     THE EQUITABLE LIFE ASSURANCE                1290 Avenue of the Americas
      SOCIETY OF THE UNITED STATES                New York, New York 10104
    (Exact Name of Depositor)            (Name and Address of Agent for Service)
     1290 Avenue of the Americas
      New York, New York 10104
 (Address of Depositor's Principal
        Executive Offices)


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              Telephone Number, Including Area Code: (212) 554-1234

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                  Please send copies of all communications to:


      MARY P. BREEN, ESQ.                             with a copy to:
      Vice President and                            Thomas C. Lauerman
   Associate General Counsel                  Freedman, Levy, Kroll & Simonds
 The Equitable Life Assurance           1050 Connecticut Avenue, N.W., Suite 825
 Society of the United States                      Washington, D.C. 20036
 1290 Avenue of the Americas
  New York, New York 10104


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      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):


_____ immediately upon filing pursuant to paragraph (b) of Rule 485

_____ on (date) pursuant to paragraph (b) of Rule 485

_____ 60 days after filing pursuant to paragraph (a) of Rule 485

__X__ on May 1, 1999 pursuant to paragraph (a) of Rule 485

The sole purpose of this amendment is to extend the effective date. This amendment does not delete or modify any other material previously filed in this Registration Statement.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 19th day of February, 1999.

                                     SEPARATE ACCOUNT FP OF THE EQUITABLE
                                     LIFE ASSURANCE SOCIETY OF THE UNITED STATES

         [SEAL]                      By:   THE EQUITABLE LIFE
                                           ASSURANCE SOCIETY OF
                                           THE UNITED STATES,
                                           DEPOSITOR



                                     By:   /s/ Mark A. Hug
                                           ------------------------------
                                              (Mark A. Hug)
                                               Senior Vice President



Attest:  /s/ Linda Galasso
        ------------------------
            (Linda Galasso)
             Assistant Secretary
             February 19, 1999



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


                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 19th day of February, 1999.


                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES


                                            By:  /s/ Mark A. Hug
                                                --------------------------------
                                                    (Mark A. Hug)
                                                     Senior Vice President

      Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Edward D. Miller                   Chairman of the Board and
                                    Chief Executive Officer

*Michael Hegarty                    President and Chief Operating Officer

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:


/s/ Alvin H. Fenichel
--------------------------
    Alvin H. Fenichel               Senior Vice President and Controller
    February 19, 1999



*DIRECTORS:


Francoise Colloc'h      Donald J. Greene               George T. Lowy
Henri de Castries       John T. Hartley                Edward D. Miller
Joseph L. Dionne        John H.F. Haskell, Jr.         Didier Pineau-Valencienne
Denis Duverne           Michael Hegarty                George J. Sella, Jr.
William T. Esrey        Mary R. (Nina) Henderson       Stanley B. Tulin
Jean-Rene Fourtou       W. Edwin Jarmain               Dave H. Williams
Norman C. Francis       G. Donald Johnston, Jr.




*By:  /s/ Mark A. Hug
     -----------------------
         (Mark A. Hug)
          Attorney-in-Fact
          February 19, 1999


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